RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	$ 77,818	$ 245,492
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	24,762	0
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	22,553	166,236
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	18,477	64,812
Xuancheng Jinshida Modern Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	7,802	12,823
Hebei Leading Future Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	3,943	1,345
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	$ 281	$ 276